INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Current financial results available for the Operating Partnerships (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Rental	$ 5,680,773	$ 17,464,237
Interest and other	163,271	326,431
Operating Partnerships Revenues	5,844,044	17,790,668
Expenses
Interest	881,484	3,123,807
Depreciation and amortization	1,363,256	3,557,319
Operating expenses	1,981,590	4,888,522
Operating Partnerships Total Expenses	6,281,668	18,019,977
Taxes and insurance	774,361	2,397,726
Repairs and maintenance	1,245,367	3,163,267
Other expenses	35,610	889,336
NET INCOME (LOSS)	(437,624)	(229,309)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(703,186)	(1,016,981)
Net income (loss) allocated to other Partners	265,562	787,672
Series 20
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 21
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 22
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 23
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 24
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 25
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 26
Revenues
Rental		177,187
Interest and other		858
Operating Partnerships Revenues		178,045
Expenses
Interest		51,193
Depreciation and amortization		43,602
Operating expenses		87,876
Operating Partnerships Total Expenses		238,115
Taxes and insurance		32,678
Repairs and maintenance		19,266
Other expenses		3,500
NET INCOME (LOSS)		(60,070)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		(59,470)
Net income (loss) allocated to other Partners		(600)
Series 27
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 28
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 29
Revenues
Rental	325,950	545,010
Interest and other		2,369
Operating Partnerships Revenues	325,950	547,379
Expenses
Interest	24,459	84,772
Depreciation and amortization	54,308	87,831
Operating expenses	239,746	312,081
Operating Partnerships Total Expenses	397,830	661,554
Taxes and insurance	41,839	87,492
Repairs and maintenance	37,478	76,882
Other expenses		12,496
NET INCOME (LOSS)	(71,880)	(114,175)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(71,162)	(113,442)
Net income (loss) allocated to other Partners	(718)	(733)
Series 30
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 31
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 32
Revenues
Rental		172,726
Interest and other		3,570
Operating Partnerships Revenues		176,296
Expenses
Interest		47,035
Depreciation and amortization		51,664
Operating expenses		49,933
Operating Partnerships Total Expenses		222,896
Taxes and insurance		41,692
Repairs and maintenance		24,572
Other expenses		8,000
NET INCOME (LOSS)		(46,600)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		(46,596)
Net income (loss) allocated to other Partners		(4)
Series 33
Revenues
Rental		229,365
Interest and other		12,549
Operating Partnerships Revenues		241,914
Expenses
Interest		52,933
Depreciation and amortization		47,069
Operating expenses		93,863
Operating Partnerships Total Expenses		281,044
Taxes and insurance		36,228
Repairs and maintenance		42,951
Other expenses		8,000
NET INCOME (LOSS)		(39,130)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		(39,126)
Net income (loss) allocated to other Partners		(4)
Series 34
Revenues
Rental	594,061	571,640
Interest and other	35,907	22,239
Operating Partnerships Revenues	629,968	593,879
Expenses
Interest	85,903	86,703
Depreciation and amortization	86,577	85,277
Operating expenses	133,489	128,666
Operating Partnerships Total Expenses	540,775	534,818
Taxes and insurance	94,837	87,123
Repairs and maintenance	139,969	147,049
Other expenses	0
NET INCOME (LOSS)	89,193	59,061
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other Partners	89,193	59,061
Series 35
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 36
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 37
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 38
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 39
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 40
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Operating expenses	0	0
Operating Partnerships Total Expenses	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Other expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 41
Revenues
Rental		2,706,449
Interest and other		45,667
Operating Partnerships Revenues		2,752,116
Expenses
Interest		495,510
Depreciation and amortization		416,032
Operating expenses		540,308
Operating Partnerships Total Expenses		2,623,837
Taxes and insurance		406,234
Repairs and maintenance		470,753
Other expenses		295,000
NET INCOME (LOSS)		128,279
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		(60,389)
Net income (loss) allocated to other Partners		188,668
Series 42
Revenues
Rental		2,836,788
Interest and other		44,609
Operating Partnerships Revenues		2,881,397
Expenses
Interest		516,452
Depreciation and amortization		466,359
Operating expenses		587,741
Operating Partnerships Total Expenses		2,752,433
Taxes and insurance		410,842
Repairs and maintenance		476,039
Other expenses		295,000
NET INCOME (LOSS)		128,964
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.		(32,717)
Net income (loss) allocated to other Partners		161,681
Series 43
Revenues
Rental	0
Interest and other	0
Operating Partnerships Revenues	0
Expenses
Interest	0
Depreciation and amortization	0
Operating expenses	0
Operating Partnerships Total Expenses	0
Taxes and insurance	0
Repairs and maintenance	0
Other expenses	0
NET INCOME (LOSS)	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other Partners	0
Series 44
Revenues
Rental	1,070,962	1,517,404
Interest and other	5,345	18,415
Operating Partnerships Revenues	1,076,307	1,535,819
Expenses
Interest	202,797	326,469
Depreciation and amortization	219,430	312,412
Operating expenses	276,153	300,755
Operating Partnerships Total Expenses	1,054,738	1,372,246
Taxes and insurance	106,680	136,651
Repairs and maintenance	241,518	233,493
Other expenses	8,160	62,466
NET INCOME (LOSS)	21,569	163,573
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other Partners	21,569	163,573
Series 45
Revenues
Rental	1,248,511	3,781,384
Interest and other	19,518	51,536
Operating Partnerships Revenues	1,268,029	3,832,920
Expenses
Interest	195,761	496,261
Depreciation and amortization	381,820	972,175
Operating expenses	418,070	1,323,814
Operating Partnerships Total Expenses	1,529,564	4,249,961
Taxes and insurance	167,133	419,382
Repairs and maintenance	352,754	873,506
Other expenses	14,026	164,823
NET INCOME (LOSS)	(261,535)	(417,041)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(314,783)	(420,788)
Net income (loss) allocated to other Partners	53,248	3,747
Series 46
Revenues
Rental	2,441,289	4,926,284
Interest and other	102,501	124,619
Operating Partnerships Revenues	2,543,790	5,050,903
Expenses
Interest	372,564	966,479
Depreciation and amortization	621,121	1,074,898
Operating expenses	914,132	1,463,485
Operating Partnerships Total Expenses	2,758,761	5,083,073
Taxes and insurance	368,872	739,404
Repairs and maintenance	473,648	798,756
Other expenses	13,424	40,051
NET INCOME (LOSS)	(214,971)	(32,170)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(317,241)	(244,453)
Net income (loss) allocated to other Partners	$ 102,270	$ 212,283